Leasing Arrangements - Schedule of Weighted-Average Remaining Lease Term and Weighted-Average Discount Rate related to Leases (Details)	Dec. 31, 2019
Leases [Abstract]
Operating leases, weighted average remaining lease term	9 years
Finance leases, weighted average remaining lease term	5 years
Operating leases, weighted average discount rate	4.00%
Finance leases, weighted average discount rate	3.20%